Cover Page	Mar. 24, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 24, 2021
Entity File Number	1-15929
Entity Registrant Name	PROGRESS ENERGY, INC.
Entity Tax Identification Number	56-2155481
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	410 South Wilmington Street
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27601-1748
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001094093
Amendment Flag	false